Share Capital and Reserves - Number of Stock Options and Warrants Excluded from the Computation of Diluted Earnings per Share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stock Options
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Equity securities excluded from the calculation of diluted earnings per share (in shares)	12,896,931	4,700,144
Warrants
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Equity securities excluded from the calculation of diluted earnings per share (in shares)	242,000	2,225,825